Note 6 - Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost, January 1, 2017	$80,713
Additions	676
Effect of foreign exchange	(441)
Cost, June 30, 2017	$80,948
Additions	9,247
Effect of foreign exchange	(408)
Cost, December 31, 2017	$89,787
Effect of foreign exchange	566
Cost, June 30, 2018	$90,353
Accumulated depreciation, January 1, 2017	$53,225
Charge for the period	2,809
Effect of foreign exchange	(399)
Accumulated depreciation, June 30, 2017	$55,635
Charge for the period	3,835
Effect of foreign exchange	(372)
Accumulated depreciation, December 31, 2017	$59,098
Charge for the period	3,217
Effect of foreign exchange	522
Accumulated depreciation, June 30, 2018	62,837
Net book value, January 1, 2017	$27,488
Net book value, June 30, 2017	$25,313
Net book value, December 31, 2017	$30,689
Net book value, June 30, 2018	$27,516